N-6	Jul. 24, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account S
Entity Central Index Key	0001080299
Entity Investment Company Type	N-6
Document Period End Date	Jul. 24, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

The following line item is added to Appendix A – Funds Available Under the Policy on or about August 23, 2024:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra® Fund – Standard Class advised by Lincoln Financial Investments Corporation	0.65%[1]	N/A	N/A	N/A

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Prospectuses Available [Text Block]	The following line item is added to Appendix A – Funds Available Under the Policy on or about August 23, 2024:
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra® Fund – Standard Class advised by Lincoln Financial Investments Corporation	0.65%[1]	N/A	N/A	N/A

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
LVIP American Century Ultra® Fund – Standard Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Ultra® Fund – Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%	[1]

[1]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.